Retirement Plans (Schedule of Changes in Projected Benefit Obligations) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan, Funded Status of Plan [Abstract]
Benefit obligations at beginning of year	$ 163,531	$ 140,570
Service cost	7,752	6,988	5,424
Interest cost	7,592	7,265	6,837
Actuarial (gain) losse	(3,109)	13,828
Benefits payments and expenses	(5,288)	(5,120)
Benefit obligation at end of year	170,478	163,531	140,570
Fair value of plan assets at beginning of year	135,016	116,798
Actual gain on plan assets	22,922	20,338
Employer contributions	2,000	3,000
Benefits payments and expenses	(5,288)	(5,120)
Fair value of plan assets at end of year	154,650	135,016	116,798
Unfunded Status	$ (15,828)	$ (28,515)